Expense Example - 1290 GAMCO Small/Mid Cap Value Fund	Mar. 01, 2021 USD ($)
Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 670
Expense Example, with Redemption, 3 Years	991
Expense Example, with Redemption, 5 Years	1,334
Expense Example, with Redemption, 10 Years	2,299
Class T Shares
Expense Example:
Expense Example, with Redemption, 1 Year	374
Expense Example, with Redemption, 3 Years	705
Expense Example, with Redemption, 5 Years	1,059
Expense Example, with Redemption, 10 Years	2,054
Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	389
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,573
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	544
Expense Example, with Redemption, 5 Years	960
Expense Example, with Redemption, 10 Years	$ 2,121